Risk and sensitivity analysis - UK and Europe, interest rate sensitivity (Details) - UK and Europe insurance operations - Non-linked shareholder-backed - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Shareholder-backed annuity
Risk and sensitivity analysis
Percentage of business liabilities	95.00%	98.00%
2% change | Interest rate risk
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	2.00%	2.00%
Change in carrying value of debt securities and derivatives, decrease in assumption	£ 7,369	£ 13,497
Change in policyholder liabilities, decrease in assumption	(4,784)	(9,426)
Change in related deferred tax, decrease in assumption	(446)	(658)
Net effect on profit and shareholders' equity, decrease in assumption	£ 2,139	£ 3,413
Reasonably possible increase in assumption (as a percent)	2.00%	2.00%
Change in carrying value of debt securities and derivatives, increase in assumption	£ (5,193)	£ (8,541)
Change in policyholder liabilities, increase in assumption	3,317	6,295
Change in related deferred tax, increase in assumption	323	348
Net effect on profit and shareholders' equity, increase in assumption	£ (1,553)	£ (1,898)
1% change | Interest rate risk
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in carrying value of debt securities and derivatives, decrease in assumption	£ 3,317	£ 5,805
Change in policyholder liabilities, decrease in assumption	(2,162)	(4,210)
Change in related deferred tax, decrease in assumption	(199)	(254)
Net effect on profit and shareholders' equity, decrease in assumption	£ 956	£ 1,341
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in carrying value of debt securities and derivatives, increase in assumption	£ (2,792)	£ (4,659)
Change in policyholder liabilities, increase in assumption	1,801	3,443
Change in related deferred tax, increase in assumption	171	190
Net effect on profit and shareholders' equity, increase in assumption	£ (820)	£ (1,026)